Parent Company Only Condensed Financial Information - Schedule of condensed balance sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 592,721	$ 81,202	¥ 454,536	¥ 783,611
Prepayment and other current assets	154,331	21,143	175,705
Total current assets	1,486,768	203,686	1,299,951
Non-current assets:
Total non-current assets	327,627	44,885	366,244
Total assets	1,814,395	248,571	1,666,195
Current liabilities:
Accrued liabilities and other payables	638,660	87,495	591,770
Total current liabilities	2,946,952	403,731	3,099,287
Non-current liabilities:
Total non-current liabilities	956,755	131,075	696,011
Total liabilities	3,903,707	534,806	3,795,298
Shareholders' deficit:
Additional paid-in capital	4,043,781	553,996	4,029,423
Treasury stock	(210,787)	(28,878)	(171,991)
Accumulated deficit	(5,867,000)	(803,781)	(5,948,582)
Accumulated other comprehensive loss	(111,539)	(15,281)	(100,542)
Statutory reserves	5,549	760	4,876
Total shareholders' deficit	(2,089,312)	(286,235)	(2,167,064)	¥ (1,541,845)	¥ (808,993)
Total liabilities, mezzanine equity and shareholders' deficit	1,814,395	248,571	1,666,195
NetEase Group [Member]
Current assets:
Amounts due from Youdao Group Companies	79,700	10,919	26,117
Current liabilities:
Amounts due to NetEase Group	21,997	3,014	82,430
Non-current liabilities:
Long-term loans from NetEase Group	913,000	125,080	630,360
Class A ordinary shares [Member]
Shareholders' deficit:
Ordinary shares	24	3	24
Class B ordinary share [Member]
Shareholders' deficit:
Ordinary shares	56	8	56
Parent Company [Member]
Current assets:
Cash and cash equivalents	9,892	1,355	2,516
Prepayment and other current assets	27	4	1,687
Total current assets	18,617	2,551	13,189
Non-current assets:
Total non-current assets	2,737,221	374,997	2,930,437
Total assets	2,755,838	377,548	2,943,626
Current liabilities:
Accrued liabilities and other payables	2,500	342	4,601
Total current liabilities	12,039	1,649	8,370
Non-current liabilities:
Deficit in subsidiaries and VIEs	4,387,757	601,120	4,491,632
Total non-current liabilities	4,883,757	669,072	5,121,992
Total liabilities	4,895,796	670,721	5,130,362
Shareholders' deficit:
Additional paid-in capital	4,043,781	553,996	4,029,423
Treasury stock	(210,787)	(28,878)	(171,991)
Accumulated deficit	(5,867,042)	(803,781)	(5,948,582)
Accumulated other comprehensive loss	(111,539)	(15,281)	(100,542)
Statutory reserves	5,549	760	4,876
Total shareholders' deficit	(2,139,958)	(293,173)	(2,186,736)
Total liabilities, mezzanine equity and shareholders' deficit	2,755,838	377,548	2,943,626
Parent Company [Member] | Related Party [Member]
Current assets:
Amounts due from Youdao Group Companies	8,698	1,192	8,986
Non-current assets:
Amounts due from Youdao Group Companies	2,737,221	374,997	2,930,437
Current liabilities:
Amounts due to Youdao Group Companies	7,125	976
Parent Company [Member] | NetEase Group [Member]
Current liabilities:
Amounts due to NetEase Group	2,414	331	3,769
Non-current liabilities:
Long-term loans from NetEase Group	496,000	67,952	630,360
Parent Company [Member] | Class A ordinary shares [Member]
Shareholders' deficit:
Ordinary shares	24	3	24
Parent Company [Member] | Class B ordinary share [Member]
Shareholders' deficit:
Ordinary shares	¥ 56	$ 8	¥ 56